The Hartford High Yield Fund Average Annual Total Returns		12 Months Ended	43 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.62%		4.51%	6.53%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	2.87%	(0.36%)	2.01%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.44%		0.75%	3.03%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.25%		1.22%	3.01%
Class A | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.90%		2.83%	5.14%
Class C | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.10%		3.00%	4.83%
Class I | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.25%		4.06%	5.90%
Class R3 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.60%		3.48%	5.30%
Class R4 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.92%		3.79%	5.62%
Class R5 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.13%		4.09%	5.95%
Class R6 | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.26%		4.18%	5.93%
Class Y | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		9.32%		4.10%	5.89%
Class F | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]	9.23%		4.19%	6.00%

[1]	Class R6 shares commenced operations on March 1, 2021 and performance prior to that date is that of the Fund’s Class Y shares. Class F shares commenced operations on February 28, 2017 and performance prior to that date is that of the Fund’s Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class.